Retirement Benefit Obligations - Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities and Post-Retirement Obligations (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Eurozone [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	2.52%	3.37%	3.50%
Pensions in payment	1.45%	1.46%	1.62%
Inflation	1.50%	1.50%	1.65%
Discount rate	1.14%	1.43%	2.12%
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	1.00%	1.50%	1.50%
Inflation	0.50%	1.00%	1.00%
Discount rate	0.20%	0.30%	0.85%
United States and Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	3.37%	3.37%	3.38%
Inflation	2.00%	2.00%	2.00%
Discount rate	2.34%	3.14%	4.10%
Medical cost trend rate	5.97%	5.18%	1.55%